Intangible Assets (Details) - Schedule of intangible assets development expenses capitalized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of intangible assets development expenses capitalized [Abstract]
Balance as of January 1	$ 5,211	$ 5,983
Amortization	(771)	(772)
Balance as of December 31	$ 4,440	$ 5,211